INVENTORY (Tables)	6 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES

	December 31, 2024	June 30, 2025	June 30, 2025
	SGD’000	SGD’000	USD’000
Raw materials	9,295	6,389	5,023
Work-in-progress	2,536	6,201	4,875
Finished goods	813	864	680
Total inventory, net	12,644	13,454	10,578